Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,270.8	$ 1,241.5	$ 2,165.5	$ 1,713.0
Financial investments	2,616.9	1,943.7
Guarantee Deposits	393.8	511.4
Collateralized accounts receivable	288.7	323.3
Trade accounts receivable, net	717.1	665.4
Customer and commercial financing	16.4	37.4
Derivative financial instruments	34.3	32.1
Financial assets	5,338.0	4,754.8
LIABILITIES
Loans and financing	4,198.5	3,759.9	$ 3,530.5	$ 2,507.8
Loans and lease financing		3,759.8
Trade accounts payable and others liabilities	1,502.5	1,722.4
Financial guarantee and of residual value	156.8	210.8
Capital lease		0.1
Derivative financial instruments	8.9	8.4
Financial liabilities	5,866.7	5,701.5
Loans and receivables [member]
ASSETS
Cash and cash equivalents	1,270.8	1,241.5
Guarantee Deposits	393.8	511.4
Collateralized accounts receivable	288.7	323.3
Trade accounts receivable, net	717.1	665.4
Customer and commercial financing	16.4	37.4
Financial assets	2,686.8	2,779.0
Measured at fair value through profit or loss [member]
ASSETS
Financial investments	2,558.1	1,908.7
Derivative financial instruments	34.3	32.1
Financial assets	2,592.4	1,940.8
LIABILITIES
Loans and financing	1,264.3
Loans and lease financing		1,357.3
Financial guarantee and of residual value	108.9	122.2
Capital lease		0.1
Derivative financial instruments	8.9	8.4
Financial liabilities	1,382.1	1,488.0
Available for sale [member]
ASSETS
Financial investments	58.8	35.0
Financial assets	58.8	35.0
Liabilities measured at amortized cost [member]
LIABILITIES
Loans and lease financing		2,402.5
Trade accounts payable and others liabilities		1,722.4
Financial guarantee and of residual value		88.6
Financial liabilities		$ 4,213.5
Liabilities measured at amortized cost [member]
LIABILITIES
Loans and financing	2,934.2
Trade accounts payable and others liabilities	1,502.5
Financial guarantee and of residual value	47.9
Financial liabilities	$ 4,484.6